Other current and non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other current and non-current liabilities
Schedule of other current liabilities

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Employee‑related payables	1,869	2,604	2,734
Accrued payroll and other employee‑related taxes	1,540	1,741	10,739
VAT payables	3,569	3,798	1,622
Other accrued taxes and employee‑related expenses	164	126	148
Other miscellaneous payables	23	331	2,738
Other current liabilities	7,165	8,600	17,981